Other liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities
	March 31, 2025	March 31, 2024
Other liabilities	51,842	53,945
	51,842	53,945
Financial liabilities included in other liabilities	15,832	17,945